JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 65.0%
Fixed Income — 39.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	11,544,279	143,495,386
JPMorgan Corporate Bond Fund Class R6 Shares (a)	6,136,637	66,091,577
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,186,215	9,228,754
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,170,281	9,057,975
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,280,663	11,000,897
JPMorgan High Yield Fund Class R6 Shares (a)	13,400,436	91,256,971
JPMorgan Income Fund Class R6 Shares (a)	1,587,496	14,620,842
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,304,847	34,932,236
JPMorgan Managed Income Fund Class L Shares (a)	81,559	819,665
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	19,576,005	191,453,332

Total Fixed Income		571,957,635

International Equity — 5.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,364,946	76,561,146

U.S. Equity — 20.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,868,863	299,840,217

TOTAL INVESTMENT COMPANIES (Cost $877,328,495)		948,358,998

EXCHANGE-TRADED FUNDS — 21.3%
Alternative Assets — 2.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	466,426	33,559,351

Fixed Income — 0.5%
JPMorgan U.S. Aggregate Bond ETF (a)	259,178	7,244,025

International Equity — 14.0%
JPMorgan BetaBuilders International Equity ETF (a)	4,234,890	204,206,396

U.S. Equity — 4.5%
iShares Russell 2000 ETF	195,908	29,345,059
iShares Russell Mid-Cap ETF	633,262	36,336,574

Total U.S. Equity		65,681,633

TOTAL EXCHANGE-TRADED FUNDS (Cost $304,598,911)		310,691,405

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
1.13%, 8/15/2040	3,151,000	3,091,919
1.38%, 8/15/2050	4,492,000	4,395,141
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	15,791,900	15,914,041
0.13%, 9/30/2022	10,896,000	10,894,723
0.13%, 9/15/2023	12,360,000	12,348,413
0.25%, 8/31/2025	5,958,000	5,951,949
0.50%, 8/31/2027	4,373,000	4,383,249
0.63%, 8/15/2030	1,432,000	1,423,721

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,412,614)		58,403,156

MORTGAGE-BACKED SECURITIES — 3.4%
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 10/1/2040 (c)	380,000	393,049
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	2,599,698	2,777,774
Pool # QB4045, 2.50%, 10/1/2050 (c)	1,725,000	1,814,447
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (c)	2,947,205	3,325,689
Pool # BQ3996, 2.50%, 10/1/2050 (c)	1,322,000	1,392,520
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035 (c)	4,210,000	4,372,786
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (c)	853,975	857,136
TBA, 2.00%, 11/25/2050 (c)	29,425,583	30,345,988
GNMA II, Single Family, 30 Year
TBA, 2.00%, 11/15/2050 (c)	4,218,000	4,372,880

TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,558,167)		49,652,269

CORPORATE BONDS — 3.2%
Aerospace & Defense — 0.1%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (d)	250,000	279,750
Boeing Co. (The)
2.50%, 3/1/2025	276,000	275,768
2.70%, 2/1/2027	562,000	547,817
Lockheed Martin Corp.
2.80%, 6/15/2050	257,000	266,956
Northrop Grumman Corp.
5.15%, 5/1/2040	199,000	267,047
Raytheon Technologies Corp.
2.25%, 7/1/2030	259,000	272,016
3.75%, 11/1/2046	140,000	160,009

		2,069,363

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banks — 0.6%
Bank of America Corp.
4.00%, 1/22/2025	1,000,000	1,113,728
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	840,000	948,462
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	765,000	780,238
Citigroup, Inc.
3.88%, 3/26/2025	904,000	994,496
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	243,000	285,397
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,115,000	1,103,077
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	550,000	631,254
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	650,000	693,163
UniCredit SpA (Italy)
6.57%, 1/14/2022 (d)	350,000	371,408
Wells Fargo & Co.
4.30%, 7/22/2027	1,000,000	1,143,454
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	275,000	285,325

		8,350,002

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	475,000	540,062
3.75%, 7/15/2042	760,000	810,617
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	172,000	192,018
3.80%, 5/1/2050	161,000	184,800

		1,727,497

Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029 (d)	310,000	340,856
4.05%, 11/21/2039 (d)	295,000	336,919
4.25%, 11/21/2049 (d)	240,000	283,476
Biogen, Inc.
2.25%, 5/1/2030	170,000	173,390
3.15%, 5/1/2050	145,000	142,742
Gilead Sciences, Inc.
2.60%, 10/1/2040	180,000	179,590

		1,456,973

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	320,000	313,112
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	880,000	999,759
4.75%, 10/21/2045	180,000	236,310
Morgan Stanley
5.00%, 11/24/2025	1,220,000	1,431,017
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(e)	225,000	280,689

		3,260,887

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	180,000	228,866
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	100,000	131,141
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (d)	408,000	410,627
3.47%, 12/1/2050 (d)	210,000	210,401

		981,035

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500,000	495,793
4.63%, 10/15/2027	425,000	412,174
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (d)	290,000	292,732
5.50%, 1/15/2026 (d)	545,000	547,104
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (d)	640,000	642,545
5.50%, 2/15/2024 (d)	220,000	221,375

		2,611,723

Diversified Financial Services — 0.1%
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (d)	658,000	719,727
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	165,000	164,166

		883,893

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	411,000	431,136
2.75%, 6/1/2031	542,000	569,909
3.50%, 6/1/2041	406,000	426,990
Verizon Communications, Inc.
3.15%, 3/22/2030	384,000	433,643
3.85%, 11/1/2042	478,000	566,578

		2,428,256

Electric Utilities — 0.2%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	130,000	162,162
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	135,000	137,931
Duke Energy Corp.
3.40%, 6/15/2029	275,000	308,540
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	105,000	116,892
Edison International
5.75%, 6/15/2027	140,000	154,506
Emera US Finance LP (Canada)
4.75%, 6/15/2046	145,000	174,414
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (d)	215,000	238,956
Entergy Arkansas LLC
2.65%, 6/15/2051	65,000	65,425
Entergy Louisiana LLC
4.00%, 3/15/2033	115,000	143,879

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Evergy, Inc.
2.90%, 9/15/2029	310,000	332,517
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (d)	140,000	164,228
Fortis, Inc. (Canada)
3.06%, 10/4/2026	200,000	218,528
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	95,000	102,088
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	141,000	161,159
Massachusetts Electric Co.
4.00%, 8/15/2046 (d)	70,000	83,494
PacifiCorp
4.15%, 2/15/2050	120,000	149,976
PPL Capital Funding, Inc.
4.00%, 9/15/2047	145,000	166,469
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	145,000	144,191
Series C, 4.13%, 3/1/2048	90,000	98,381

		3,123,736

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	265,000	285,281
3.50%, 5/13/2040	250,000	279,996

		565,277

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
1.88%, 10/15/2030	670,000	659,865
CubeSmart LP
2.00%, 2/15/2031	360,000	354,937
Equinix, Inc.
1.55%, 3/15/2028	225,000	224,778

		1,239,580

Food & Staples Retailing — 0.0% (f)
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (d)	137,291	143,694
Sysco Corp.
2.40%, 2/15/2030	430,000	433,450

		577,144

Food Products — 0.0% (f)
Mondelez International, Inc.
1.88%, 10/15/2032 (c)	200,000	199,530
Tyson Foods, Inc.
3.55%, 6/2/2027	290,000	327,469

		526,999

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
1.50%, 1/15/2031	270,000	268,742
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	150,000	150,150

		418,892

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
1.40%, 6/30/2030	85,000	85,335
Becton Dickinson and Co.
4.67%, 6/6/2047	70,000	86,257
Boston Scientific Corp.
4.00%, 3/1/2029	100,000	116,267
4.55%, 3/1/2039	90,000	112,522
Danaher Corp.
2.60%, 10/1/2050	193,000	188,022
DH Europe Finance II SARL
3.25%, 11/15/2039	75,000	83,105

		671,508

Health Care Providers & Services — 0.1%
CVS Health Corp.
3.25%, 8/15/2029	260,000	287,655
4.88%, 7/20/2035	225,000	285,804
2.70%, 8/21/2040	135,000	129,127
HCA, Inc.
5.25%, 6/15/2026	640,000	746,517
Quest Diagnostics, Inc.
2.80%, 6/30/2031	80,000	86,335

		1,535,438

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	360,000	357,590

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.25%, 6/1/2025	615,000	672,206
Southern Power Co.
5.15%, 9/15/2041	105,000	123,529

		795,735

IT Services — 0.0% (f)
International Business Machines Corp.
4.00%, 6/20/2042	472,000	565,001

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	548,000	568,403
3.70%, 4/1/2051	230,000	227,315
Comcast Corp.
1.50%, 2/15/2031	880,000	865,970
3.25%, 11/1/2039	256,000	283,314
2.80%, 1/15/2051	426,000	426,879
Cox Communications, Inc.
1.80%, 10/1/2030 (d)	176,000	173,570
2.95%, 10/1/2050 (d)	148,000	142,064
Discovery Communications LLC
3.63%, 5/15/2030	258,000	286,752
ViacomCBS, Inc.
4.00%, 1/15/2026	153,000	171,717
4.38%, 3/15/2043	165,000	174,880

		3,320,864

Metals & Mining — 0.0% (f)
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	140,000	143,815

Multi-Utilities — 0.0% (f)
Consumers Energy Co.
3.25%, 8/15/2046	70,000	77,815

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	150,000	137,156

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MPLX LP
2.65%, 8/15/2030	295,000	289,054
4.50%, 4/15/2038	155,000	158,440
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (d)	280,000	289,816

		874,466

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	90,000	87,545
6.45%, 9/15/2037	55,000	83,210
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	150,000	174,281
4.13%, 6/15/2039	295,000	370,640
Eli Lilly and Co.
2.50%, 9/15/2060	180,000	169,461
Mylan NV
3.95%, 6/15/2026	155,000	174,131
Pfizer, Inc.
3.90%, 3/15/2039	120,000	145,490
Royalty Pharma plc
1.75%, 9/2/2027 (d)	60,000	59,948
3.30%, 9/2/2040 (d)	160,000	156,759
3.55%, 9/2/2050 (d)	90,000	86,849
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	450,000	464,808
Upjohn, Inc.
3.85%, 6/22/2040 (d)	90,000	96,896
Zoetis, Inc.
3.00%, 5/15/2050	80,000	85,517

		2,155,535

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.15%, 11/15/2030	756,000	848,750
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	370,000	362,989

		1,211,739

Software — 0.1%
Oracle Corp.
2.95%, 4/1/2030	386,000	431,386
3.80%, 11/15/2037	363,000	425,186
VMware, Inc.
4.70%, 5/15/2030	240,000	283,935

		1,140,507

Specialty Retail — 0.0% (f)
AutoZone, Inc.
3.63%, 4/15/2025	270,000	301,017

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	365,000	432,482
2.55%, 8/20/2060	288,000	286,533
Dell International LLC
6.20%, 7/15/2030 (d)	470,000	563,559

		1,282,574

Thrifts & Mortgage Finance — 0.0% (f)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026(d)(e)	447,000	447,076

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031 (d)	695,000	720,076
3.00%, 2/15/2041 (d)	435,000	429,449

		1,149,525

TOTAL CORPORATE BONDS (Cost $46,532,774)		46,251,462

ASSET-BACKED SECURITIES — 0.1%
Ally Auto Receivables Trust
Series 2017-4, Class A3, 1.75%, 12/15/2021	49,177	49,219
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (d)	1,224,000	1,224,048
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	570,000	569,989
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	420,000	419,997

TOTAL ASSET-BACKED SECURITIES (Cost $2,263,083)		2,263,253

	Shares
SHORT-TERM INVESTMENTS — 7.8%
INVESTMENT COMPANIES — 7.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $113,681,290)	113,681,290	113,681,290

Total Investments — 104.8% (Cost $1,452,375,334)		1,529,301,833
Liabilities in Excess of Other Assets — (4.8)%		(69,475,761)

Net Assets — 100.0%		1,459,826,072

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	19	12/2020	USD	595,270	(11,994)
EURO STOXX 50 Index	255	12/2020	EUR	9,513,377	(384,926)
MSCI EAFE E-Mini Index	181	12/2020	USD	16,771,460	(455,949)
MSCI Emerging Markets E-Mini Index	331	12/2020	USD	18,011,365	(159,160)
Russell 2000 E-Mini Index	194	12/2020	USD	14,601,410	154,254
S&P 500 E-Mini Index	245	12/2020	USD	41,031,375	318,733
S&P Midcap 400 E-Mini Index	53	12/2020	USD	9,833,090	32,882
U.S. Treasury 10 Year Note	1,052	12/2020	USD	146,754,000	392,400

					(113,760)

Short Contracts
Euro-Bund	(180)	12/2020	EUR	(36,824,545)	(171,649)
FTSE 100 Index	(187)	12/2020	GBP	(14,066,318)	396,912

					225,263

					111,503

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,263,253	$—	$2,263,253
Corporate Bonds	—	46,251,462	—	46,251,462
Exchange-Traded Funds	310,691,405	—	—	310,691,405
Investment Companies	948,358,998	—	—	948,358,998
Mortgage-Backed Securities	—	49,652,269	—	49,652,269
U.S. Treasury Obligations	—	58,403,156	—	58,403,156
Short-Term Investments
Investment Companies	113,681,290	—	—	113,681,290

Total Investments in Securities	$1,372,731,693	$156,570,140	$—	$1,529,301,833

Appreciation in Other Financial Instruments
Futures Contracts	$1,295,181	$—	$—	$1,295,181

Depreciation in Other Financial Instruments
Futures Contracts	$(1,183,678)	$—	$—	$(1,183,678)

B. Investment Transactions with Affiliates  — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$194,985,082	$2,273,045	$1,936,080	$17,825	$8,866,524	$204,206,396	4,234,890	$1,032,382	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,049,828	2,166,567	1,930,945	(455,385)	729,286	33,559,351	466,426	242,188	—
JPMorgan Core Bond Fund Class R6 Shares (a)	264,512,042	22,696,171	145,278,996	8,677,128	(7,110,959)	143,495,386	11,544,279	1,393,294	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	57,780,611	7,944,225	—	—	366,741	66,091,577	6,136,637	414,099	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,958,165	83,339	—	—	187,250	9,228,754	1,186,215	83,339	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	65,897,034	8,955,244	4,498,882	(161,699)	6,369,449	76,561,146	4,364,946	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,867,811	74,968	—	—	115,196	9,057,975	1,170,281	74,968	—
JPMorgan Equity Index Fund Class R6 Shares (a)	258,960,331	27,497,008	7,145,266	531,547	19,996,597	299,840,217	5,868,863	1,868,263	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,436,748	1,387,934	—	—	176,215	11,000,897	1,280,663	106,311	—
JPMorgan High Yield Fund Class R6 Shares (a)	67,368,664	21,958,055	—	—	1,930,252	91,256,971	13,400,436	934,443	—
JPMorgan Income Fund Class R6 Shares (a)	12,702,576	1,695,403	—	—	222,863	14,620,842	1,587,496	172,656	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	28,978,598	5,542,969	—	—	410,669	34,932,236	3,304,847	215,178	—
JPMorgan Managed Income Fund Class L Shares (a)	817,789	1,876	—	—	—	819,665	81,559	1,876	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	163,826,593	26,311,382	—	—	1,315,357	191,453,332	19,576,005	946,867	—
JPMorgan U.S. Aggregate Bond ETF (a)	5,294,068	1,979,751	—	—	(29,794)	7,244,025	259,178	27,419	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	32,926,726	306,682,411	225,927,847	—	—	113,681,290	113,681,290	10,553	—

Total	$1,214,362,666	$437,250,348	$386,718,016	$8,609,416	$33,545,646	$1,307,050,060		$7,523,836	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.